Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Stock Option Activity

	Year ended December 31, 2012
	Amount of options	Weighted average remaining contractual term (in years)	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	931,333	2.95	$48.30	$1,447
Changes during the year:
Granted	305,650		$6.00
Exercised	(79,002)		$0.03
Forfeited or cancelled	(580,985)		$55.60

Options outstanding at end of year	576,996	3.80	$25.20	$84

Options vested or expected to vest	438,882	3.34	$30.80	$68
Options exercisable at end of year	233,878	1.74	$50.60	$15

Schedule Of Options Outstanding

Exercise price (range) in $	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price in $	Options exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options)	Weighted average exercise price in $

0.03-0.3	22,970	3.95	0.3	3,970	0.72	0.03
3.8-4.0	139,100	5.65	3.9	-	-	-
6.3-9.5	138,525	5.08	7.7	21,588	3.90	9.0
11.7-17.3	25,300	4.76	13.8	2,112	4.91	12.2
19.5-27.4	106,885	2.28	21.0	65,324	1.06	21.2
33.1-39.4	62,344	2.04	36.0	59,012	2.01	36.1
63.9-95.8	45,235	1.38	80.1	45,235	1.38	80.1
108-136.5	36,637	1.59	121.9	36,637	1.59	121.9

	576,996			233,878

Schedule Of Unvested Restricted Share Units

Unvested restricted share units and options at par value	Number of restricted share units and options at par value	Weighted average grant date fair value

Non vested at January 1, 2012	107,312	$28.10

Granted	-	-
Vested	(34,362)	35.60
Forfeited	(53,950)	28.90

Non vested at December 31, 2012	19,000	$14.30